Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories

Note 6. Inventories

Inventories consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Raw materials	$3,145,638	$816,249
Finished goods	1,402,569	455,347
Goods shipped in transit	1,810,760	3,692,501
Work in progress	388,733	533,329
Total inventories	$6,747,700	$5,497,426

No inventory write-down to net realizable value was recognized for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.